Risk/Return Detail Data - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO	Jan. 24, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced High Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced High Yield ETF seeks a high level of income. The fund may also seek capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Management fee	0.35%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.36%
Fee waiver and/or expense reimbursement	none	[1],[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.35%
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	51.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	$ 36
3 years	114
5 years	201
10 years	$ 454
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in debt securities rated below investment grade (also referred to as high yield debt securities or junk bonds). Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade debt securities are debt securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using the ICE® BofA® BB-B US High Yield Constrained Index as a guide in structuring the fund and selecting its investments as it relates to credit quality distribution and risk characteristics.Normally investing primarily in securities rated BB or B by Standard & Poor's (S&P), Ba or B by Moody's Investors Service (Moody's), comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by Fidelity Management & Research Company LLC (FMR) to be of comparable quality.Potentially investing in securities that have a higher or lower credit quality.Investing in companies in troubled or uncertain financial condition.Investing in domestic and foreign issuers.Generally utilizing a research-driven approach identifying long-term drivers of high yield debt security returns that may include, but are not limited to, valuation, quality, momentum, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of high yield debt securities that may have the potential to provide a higher total return than that of the ICE® BofA BB-B US High Yield Constrained Index.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	7.55%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	10.91%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(10.36%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | Fidelity Enhanced High Yield ETF
Risk/Return:
Annual Return, Inception Date	Jun. 12, 2018
2019	17.54%
2020	10.64%
2021	4.69%
2022	(11.58%)
2023	11.64%
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | Return Before Taxes | Fidelity Enhanced High Yield ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.64%
Past 5 years	6.09%
Since Inception	5.06%	[3]
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | After Taxes on Distributions | Fidelity Enhanced High Yield ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	8.74%
Past 5 years	3.66%
Since Inception	2.67%	[3]
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | After Taxes on Distributions and Sales | Fidelity Enhanced High Yield ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	6.78%
Past 5 years	3.67%
Since Inception	2.87%	[3]
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | ML100
Risk/Return:
Label	ICE® BofA® BB-B US High Yield Constrained Index
Past 1 year	12.58%
Past 5 years	5.19%
Since Inception	4.29%
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	6.17%
Past 5 years	1.44%
Since Inception	1.63%

[1]	AAdjusted to reflect current fees.
[2]	BFee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.
[3]	AFrom June 12, 2018.